Segment Information (Schedule Of Goodwill And Intangible Assets Net Of Accumulated Amortization) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Goodwill	$ 153.8	$ 153.8
Intangible assets, net of accumulated amortization	93.0	95.3
Excess And Surplus Lines [Member]
Segment Reporting Information [Line Items]
Goodwill	76.4	76.4
Intangible assets, net of accumulated amortization	4.6	5.2
Commercial Specialty [Member]
Segment Reporting Information [Line Items]
Goodwill	48.7	48.7
Intangible assets, net of accumulated amortization	7.6	7.9
Syndicate 1200 [Member]
Segment Reporting Information [Line Items]
Goodwill	28.7	28.7
Intangible assets, net of accumulated amortization	$ 80.8	$ 82.2